Variable Interest Entities [Text Block] (Tables)	6 Months Ended
Sep. 30, 2014
Consolidated VIEs [Member]
Assets And Liabilities Of Variable Interest Entities [Table Text Block]

Consolidated VIEs	Consolidated assets
At March 31, 2014:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,202,924	¥30,484	¥117,116	¥1,783	¥762,103	¥5,277,749	¥13,689
Investment funds	2,433,575	46,198	36,076	2,190,419	10,270	—	150,612
Special purpose entities created for structured financing	257,874	1,840	2,794	—	—	236,115	17,125
Repackaged instruments	29,296	—	—	29,296	—	—	—
Securitization of the MUFG Group’s assets	1,473,901	—	—	—	—	1,439,002	34,899
Trust arrangements	1,325,602	—	1,528	139	95,339	1,226,221	2,375
Others	84,882	342	680	—	73	48,914	34,873

Total consolidated assets before elimination	11,808,054	78,864	158,194	2,221,637	867,785	8,228,001	253,573
The amounts eliminated in consolidation	(1,428,412)	(75,697)	(125,036)	(1,883)	(6)	(1,208,348)	(17,442)

Total consolidated assets	¥10,379,642	¥3,167	¥33,158	¥2,219,754	¥867,779	¥7,019,653	¥236,131

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,227,784	¥—	¥5,239,304	¥467,005	¥521,475
Investment funds	87,702	—	—	422	87,280
Special purpose entities created for structured financing	174,055	—	1,993	169,231	2,831
Repackaged instruments	29,181	—	—	29,000	181
Securitization of the MUFG Group’s assets	1,452,857	—	23,800	1,428,202	855
Trust arrangements	1,322,103	1,320,209	—	—	1,894
Others	84,527	—	48,368	36,025	134

Total consolidated liabilities before elimination	9,378,209	1,320,209	5,313,465	2,129,885	614,650
The amounts eliminated in consolidation	(4,196,910)	—	(2,988,582)	(1,163,047)	(45,281)
The amount of liabilities with recourse to the general credit of the MUFG Group	(3,910,836)	(1,320,209)	(2,280,662)	—	(309,965)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥1,270,463	¥—	¥44,221	¥966,838	¥259,404

Consolidated VIEs	Consolidated assets
At September 30, 2014:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,113,902	¥37,423	¥116,714	¥1,730	¥771,194	¥5,180,255	¥6,586
Investment funds	2,924,001	167,149	20,396	2,470,184	8,985	—	257,287
Special purpose entities created for structured financing	248,191	1,266	3,099	—	—	213,763	30,063
Repackaged instruments	37,756	—	—	37,756	—	—	—
Securitization of the MUFG Group’s assets	1,393,216	—	—	—	—	1,358,733	34,483
Trust arrangements	1,557,019	—	5,203	121	137,638	1,392,240	21,817
Others	72,676	331	678	—	73	37,159	34,435

Total consolidated assets before elimination	12,346,761	206,169	146,090	2,509,791	917,890	8,182,150	384,671
The amounts eliminated in consolidation	(1,703,166)	(203,041)	(104,455)	(1,733)	(6)	(1,372,356)	(21,575)

Total consolidated assets	¥10,643,595	¥3,128	¥41,635	¥2,508,058	¥917,884	¥6,809,794	¥363,096

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,105,701	¥—	¥5,056,598	¥485,807	¥563,296
Investment funds	77,168	—	206	405	76,557
Special purpose entities created for structured financing	176,870	—	1,998	163,515	11,357
Repackaged instruments	37,615	—	—	37,000	615
Securitization of the MUFG Group’s assets	1,368,843	—	23,200	1,344,902	741
Trust arrangements	1,551,859	1,528,767	—	—	23,092
Others	72,415	—	36,431	35,605	379

Total consolidated liabilities before elimination	9,390,471	1,528,767	5,118,433	2,067,234	676,037
The amounts eliminated in consolidation	(3,904,217)	—	(2,693,276)	(1,178,242)	(32,699)
The amount of liabilities with recourse to the general credit of the MUFG Group	(4,283,858)	(1,528,767)	(2,386,624)	(464)	(368,003)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥1,202,396	¥—	¥38,533	¥888,528	¥275,335

Non-consolidated VIEs [Member]
Assets And Liabilities Of Variable Interest Entities [Table Text Block]

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2014:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥16,114,320	¥3,826,653	¥2,879,545	¥1,851	¥512,835	¥2,364,858	¥1	¥217	¥217
Investment funds	24,216,292	844,762	735,423	100,099	300,295	326,860	8,169	—	—
Special purpose entities created for structured financing	27,811,920	3,305,869	2,586,162	138,023	84,964	2,361,243	1,932	1,788	1,788
Repackaged instruments	9,106,418	2,132,268	2,034,180	202,209	1,536,859	295,112	—	—	—
Trust arrangements	26,795	23,680	22,940	—	—	22,940	—	5,471	5,471
Others	50,444,297	2,720,245	2,113,300	129,020	100,000	1,884,280	—	125	125

Total	¥127,720,042	¥12,853,477	¥10,371,550	¥571,202	¥2,534,953	¥7,255,293	¥10,102	¥7,601	¥7,601

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2014:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥18,002,191	¥4,059,678	¥3,009,232	¥2,092	¥517,418	¥2,489,722	¥—	¥231	¥231
Investment funds	17,276,995	1,217,596	1,116,918	170,794	487,736	445,917	12,471	—	—
Special purpose entities created for structured financing	33,835,436	3,917,771	2,901,266	205,584	78,182	2,615,775	1,725	—	—
Repackaged instruments	9,948,141	2,282,414	2,103,032	269,025	1,600,228	233,779	—	—	—
Trust arrangements	17,032	13,426	12,740	—	—	12,740	—	—	—
Others	54,794,628	3,180,694	2,327,512	124,719	114,622	2,088,171	—	50	50

Total	¥133,874,423	¥14,671,579	¥11,470,700	¥772,214	¥2,798,186	¥7,886,104	¥14,196	¥281	¥281